Deferred Income	12 Months Ended
Dec. 31, 2025
Deferred Income [Abstract]
DEFERRED INCOME

18. DEFERRED INCOME

	Year ended December 31,
Group	2025	2024
	$000	$000
Deferred Income	530	-

Deferred income is recognized as earned income over the duration of the project for which the grant was received. It is recorded as a liability on the balance sheet until the project commences. The timing of the revenue recognition is based on the completion of the project not the timing of the cash payments.